SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Year End Average Rate, P and L rate	$ 84.4777	$ 82.7954
Year End Rate, Balance sheet rate	$ 85.5814	$ 83.3739